Summary of Significant Accounting Policies (FY) (Details) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 04, 2026 USD ($)	Jul. 14, 2025 shares	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Marketable securities				$ 0		$ 0	$ 39,183
Loss on disposal of property and equipment	$ 3,200						0
Impairment of property and equipment						3,500
Impairment expenses for right of use assets				0	$ 0	2,633	2,516
Other income (expense), net				688	1,054	3,774	5,633
Amortization of premium and discount				300	700	2,300	4,300
Sublease Income				$ 356	$ 367	$ 1,467	987
Gain (loss) on sale of tax credits							$ 300
Amount of antidilutive securities excluded from computation of earnings per share | shares				872,700	768,047	709,669	587,310
Stock split		0.05
Stock issued during period, Reverse stock splits | shares		0
Laboratory equipment and certain other assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment						$ 2,600
Laboratory equipment and certain other assets | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 1,200
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share | shares				846,107	704,699	658,973	577,581
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share | shares				25,000	62,500	50,000	7,093
Employee stock purchase plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share | shares				1,593	848	696	2,636
Computer hardware
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life				3 years		3 years
Office equipment
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life				5 years		5 years
Laboratory equipment
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life				5 years		5 years
Impairment of property and equipment						$ 2,500
Leasehold improvements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment						$ 900
Furniture and fixtures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life				7 years		7 years
Other Assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment						$ 100
Laboratory equipment and certain other assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment					$ 2,600
Property and equipment and certain other assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment							$ 2,700